Debt (AerFunding Revolving Credit Facility) (Details) (USD $)	12 Months Ended			12 Months Ended													12 Months Ended
	Dec. 31, 2013 AerFunding Revolving Credit Facility [Member] item	Dec. 31, 2012 AerFunding Revolving Credit Facility [Member]	Dec. 31, 2009 AerFunding Revolving Credit Facility [Member]	Dec. 31, 2013 AerCap Ireland [Member] AerFunding Revolving Credit Facility [Member]	Dec. 31, 2010 Class A [Member] AerFunding Revolving Credit Facility [Member]	Dec. 31, 2010 Class B [Member] AerFunding Revolving Credit Facility [Member]	Dec. 31, 2013 Before First Amendment [Member] AerFunding Revolving Credit Facility [Member]	Dec. 31, 2013 Before Second Amendment [Member] AerFunding Revolving Credit Facility [Member]	Dec. 31, 2011 Before Second Amendment [Member] AerFunding Revolving Credit Facility [Member]	Dec. 31, 2010 Before Second Amendment [Member] Class A [Member] AerFunding Revolving Credit Facility [Member]	Dec. 31, 2010 Before Second Amendment [Member] Class B [Member] AerFunding Revolving Credit Facility [Member]	Dec. 31, 2013 During the Borrowing Period [Member]		Dec. 31, 2013 From 2013-06-10 to 2014-06-09 [Member]	Dec. 31, 2013 From 2014-06-10 to 2015-06-09 [Member]	Dec. 31, 2013 From 2015-06-10 to 2016-06-09 [Member]	Dec. 31, 2013 Minimum [Member] AerFunding Revolving Credit Facility [Member]	Dec. 31, 2013 Maximum [Member] AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership interest	95.00%			5.00%
Credit facility, maximum borrowing capacity	$ 1,300,000,000	$ 800,000,000	$ 1,000,000,000		$ 705,500,000	$ 144,500,000	$ 800,000,000	$ 1,100,000,000	$ 775,000,000	$ 830,000,000	$ 170,000,000
Credit facility, amount outstanding	967,100,000
Number of aircraft financed	33
Debt Instrument, Collateral Amount	$ 1,200,000,000
Aircraft purchases, maximum percentage financed																	73.50%	80.00%
Unused loan commitment fee, percentage																	0.50%	0.75%
Stated interest rate												2.75%	[1]	3.75%	4.25%	4.75%
Required cash reserve as a percentage of outstanding borrowings	5.00%

[1]	The borrowing period is until June 9, 2015, after which the loan converts to a term loan.